Note 6 - Convertible Promissory Note (Details) (USD $)	12 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2013	Feb. 10, 2014 Subsequent Event [Member] During First 60 Days [Member] 8% Convertible Promissory Notes [Member]	Feb. 10, 2014 Subsequent Event [Member] 8% Convertible Promissory Notes [Member]	Mar. 07, 2014 Subsequent Event [Member] 8% Convertible Promissory Notes [Member]	Mar. 31, 2014 Subsequent Event [Member]	Dec. 23, 2013 During First 60 Days [Member] 8% Convertible Promissory Notes [Member]	Dec. 23, 2013 8% Convertible Promissory Notes [Member]
Note 6 - Convertible Promissory Note (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)							$ 128,500
Proceeds from Convertible Debt (in Dollars)				110,000			125,000
Debt Instrument, Maturity Date			Aug. 11, 2014				Sep. 26, 2014
Debt Instrument, Interest Rate, Stated Percentage			8.00%				8.00%
Debt Instrument, Prepayment Term			180 days				180 days
Debt Instrument, Prepayment Amount as a Percentage of Outstanding Balance		120.00%				120.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			75.00%				61.00%
Debt Instrument, Convertible, Threshold Trading Days							10
Repayments of Notes Payable (in Dollars)	$ 325,000				$ 158,055